SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - CIK 0001846136 Riverview Acquisition Corp	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption

At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	(13,084,631)
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption, December 31, 2021	$250,000,000

Plus:
Accretion of carrying value to redemption value	122,787
Class A common stock subject to possible redemption, June 30, 2022	$250,122,787

At December 31, 2021, the Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	13,084,631
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption	$250,000,000

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

							For the Period from
							February 4, 2021
	Three Months Ended		Three Months Ended		Six Months Ended		(Inception) through
	June 30, 2022		June 30, 2021		June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(8,447,152)	$(2,111,788)	$—	63	$(8,309,212)	$(2,077,303)	$—	$(8,413)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	—	6,250,000	25,000,000	6,250,000	—	6,250,000
Basic and diluted net loss per common stock	$(0.34)	$(0.34)	$—	—	$(0.33)	$(0.33)	$—	$—

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Period from February
	4, 2021 (Inception) through
	December 31, 2021
	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$3,659,168	$2,007,460
Denominator:
Basic and diluted weighted average shares outstanding	11,392,405	6,250,000
Basic and diluted net income per common stock	$0.32	$0.32